Document and Entity Information	Oct. 08, 2021
Cover [Abstract]
Entity Registrant Name	SONIC AUTOMOTIVE INC
Amendment Flag	false
Entity Central Index Key	0001043509
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-13395
Entity Tax Identification Number	56-2010790
Entity Address, Address Line One	4401 Colwick Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	566-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	SAH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false